Patents: Patents, at cost (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Patents, at cost
December 31,
	2012	2012
Patents	$ 215,070	$ 141,463
Accumulated amortization	-	-
Patents, net of amortization	$ 215,070	$ 141,463